Financial Assets and Liabilities - Summary of Trade Payables (Detail) - BRL (R$) R$ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Disclosure of trade and other payables [line items]
Other	R$ 17,118	R$ 11,221
Total trade and other payables	2,190,264	1,923,920
Materials and service suppliers [member]
Disclosure of trade and other payables [line items]
Trade and other payables to trade suppliers	1,356,978	1,073,227
Natural gas suppliers [member]
Disclosure of trade and other payables [line items]
Trade and other payables to trade suppliers	815,798	838,105
Fuel and lubricants suppliers [member]
Disclosure of trade and other payables [line items]
Trade and other payables to trade suppliers	R$ 370	R$ 1,367